SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.    SHARE-BASED COMPENSATION

In April 2009, the Company adopted a share option plan (“2009 Option Plan”), which provided for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Issuances from this plan ceased in 2015.

In November 2015, the Company adopted a share incentive plan (“2015 Plan”). Under the 2015 Plan, share-based awards such as share options, restricted shares, restricted share units, dividend equivalent rights, share appreciation rights and share payments may be granted. The 2015 Plan has a term of ten years. The maximum aggregate number of common shares which may be issued pursuant to all share-based awards under the 2015 Plan is (i) 10,000,000, and (ii) an automatic increase on January 1, 2019, January 1, 2022 and January 1, 2025 by that number of common shares representing 5% of the then total issued and outstanding common shares of the Company on an as-converted fully diluted basis as of December 31 of the respective preceding year.

Under the share option and incentive plans, the directors may, at their discretion, grant share-based awards to any senior executives, directors, employees or consultants of the Group. As of December 31, 2017, the only share-based awards that have been granted under the plans are share options to purchase the Company’s common shares. The share options are granted at the fair market value of the common shares at the date of grant, vest over a period of four years and expire six years from the date of grant.

The following table summarizes the Company’s share option activity for the year ended December 31, 2017:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2017	5,794,831	US$	30.58

Granted	1,279,872	US$	56.68
Exercised	(2,147,819)	US$	29.04
Forfeited	(119,902)	US$	32.64

Outstanding at December 31, 2017	4,806,982	US$	38.17	3.83	US$	109,017

Vested and expected to vest at December 31, 2017	4,560,233	US$	37.86	3.78	US$	104,855

Exercisable at December 31, 2017	2,236,685	US$	30.66	2.65	US$	67,535

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2017 and the exercise price for in-the-money options.

The total intrinsic value of options exercised for the years ended December 31, 2015, 2016 and 2017 was RMB92,723, RMB83,976 and RMB184,932 (US$28,424), respectively.

As of December 31, 2017, there was RMB215,124 (US$33,064) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 3.00 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2017, total cash received from the exercise of share options amounted to RMB424,450 (US$65,237).

A summary of non-vested share option activity for the year ended December 31, 2017 is presented below:

	Number of shares	Weighted average grant-date fair value (per share)
Non-vested at January 1, 2017	2,495,346	US$	10.37

Granted	1,279,872	US$	15.62
Vested	(1,085,019)	US$	10.50
Forfeited	(119,902)	US$	10.55

Non-vested at December 31, 2017	2,570,297	US$	12.86

Expected to vest at December 31, 2017	2,323,548	US$	12.88

There were no capitalized share-based compensation costs for the years ended December 31, 2015, 2016 and 2017. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2015, 2016 and 2017, totaled RMB85,945, RMB86,070 and RMB85,968 (US$13,213), respectively. The total fair value of share options vested during the years ended December 31, 2015, 2016 and 2017 was RMB84,594, RMB79,139 and RMB74,100 (US$11,389), respectively.

Share-Based Compensation of Subsidiary

Lagou has adopted a 2014 Stock Option Plan and a 2016 Stock Option Plan (collectively, the “Lagou Stock Option Plans”), which permit the granting of stock options and/or stock purchase rights of Lagou to employees, directors and consultants. As of December 31, 2017, the unrecognized share-based compensation expenses related to the Lagou Stock Option Plans were RMB4,088 (US$628). The expenses are expected to be recognized over a weighted-average period of 1.92 years.